Leases - Summary Of Supplemental Cash Flow Information Operating Lease (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 30, 2024	Mar. 25, 2023	Mar. 26, 2022
Leases [Abstract]
Cash outflows from operating activities attributable to operating leases	$ 13,422	$ 14,235	$ 11,954
Right-of-use assets obtained in exchange for Operating lease liabilities	$ 1,503	$ 2,579	$ 5,612